Stockholders' Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Stockholders' Equity	Stockholders' Equity
Accumulated Other Comprehensive Income (Loss)
The following table summarizes the change in the components of the Company's accumulated other comprehensive loss for the years ended December 31, as indicated.

(in thousands)	Unrealized Income (Loss) on Securities (1)	Unrecognized Net Pension and Postretirement Costs (2)	Accumulated Other Comprehensive Income (Loss)
Balance, December 31, 2020	$3,353	$(1,825)	$1,528
Other comprehensive income (loss), before reclassifications	(3,690)	367	(3,323)
Amounts reclassified from accumulated other comprehensive income (loss)	(96)	5,653	5,557
Other comprehensive income (loss), before tax	(3,786)	6,020	2,234
Income tax (expense) benefit	795	(1,264)	(469)
Other comprehensive income (loss), net of tax	(2,991)	4,756	1,765
Balance, December 31, 2021	$362	$2,931	$3,293
Other comprehensive income (loss), before reclassifications	(46,860)	—	(46,860)
Amounts reclassified from accumulated other comprehensive income (loss)	—	2,547	2,547
Other comprehensive income (loss), before tax	(46,860)	2,547	(44,313)
Income tax (expense) benefit	9,841	(535)	9,306
Other comprehensive income (loss), net of tax	(37,019)	2,012	(35,007)
Balance, December 31, 2022	$(36,657)	$4,943	$(31,714)

(1)	The pre-tax amounts reclassified from accumulated other comprehensive income (loss) income are included in gains (losses) on sale of investment securities in the consolidated statements of income.

(2)	The pre-tax amounts reclassified from accumulated other comprehensive income (loss) are included in the computation of net periodic pension cost. See Note 13.